Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment
The Company’s property and equipment consisted of the following:

	Estimated Useful Lives in Years	December 31,
		2014	2013
		(In thousands)
Land	—	$328,474	$269,778
Buildings	30 to 40	482,496	405,918
Leasehold improvements	varies	134,658	120,531
Machinery and equipment	7 to 20	87,728	79,209
Furniture and fixtures	3 to 10	77,581	70,918
Company vehicles	3 to 5	10,706	8,508
Construction in progress	—	32,115	19,224
Total		1,153,758	974,086
Less accumulated depreciation and amortization		203,370	177,730
Property and equipment, net		$950,388	$796,356